WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 86.2%
COMMUNICATION SERVICES - 8.5%
Diversified Telecommunication Services - 3.1%
AT&T Inc., Senior Notes	3.600%	7/15/25	$500,000	$527,062
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	260,000	278,200	(a)

Total Diversified Telecommunication Services				805,262

Media - 4.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	100,000	105,126
Discovery Communications LLC, Senior Notes	4.375%	6/15/21	250,000	258,267
Discovery Communications LLC, Senior Notes	4.125%	5/15/29	20,000	21,283
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	640,000	762,167

Total Media				1,146,843

Wireless Telecommunication Services - 1.0%
Sprint Corp., Senior Notes	7.250%	9/15/21	230,000	245,424

TOTAL COMMUNICATION SERVICES				2,197,529

CONSUMER DISCRETIONARY - 5.1%
Automobiles - 3.2%
Daimler Finance North America LLC, Senior Notes	2.850%	1/6/22	150,000	151,916	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	262,279
Ford Motor Credit Co. LLC, Senior Notes	3.350%	11/1/22	260,000	260,775
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	132,512

Total Automobiles				807,482

Hotels, Restaurants & Leisure - 0.5%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	130,000	133,017

Household Durables - 1.1%
DR Horton Inc., Senior Notes	2.500%	10/15/24	70,000	70,086
Lennar Corp., Senior Notes	2.950%	11/29/20	60,000	60,075
Lennar Corp., Senior Notes	8.375%	1/15/21	60,000	63,900
Newell Brands Inc., Senior Notes	3.850%	4/1/23	93,000	96,271

Total Household Durables				290,332

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	80,000	83,722

TOTAL CONSUMER DISCRETIONARY				1,314,553

CONSUMER STAPLES - 3.8%
Food Products - 1.0%
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	260,000	261,370	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tobacco - 2.8%
Altria Group Inc., Senior Notes	3.800%	2/14/24	$500,000	$524,572
Imperial Brands Finance PLC, Senior Notes	3.125%	7/26/24	200,000	201,159	(a)

Total Tobacco				725,731

TOTAL CONSUMER STAPLES				987,101

ENERGY - 15.5%
Oil, Gas & Consumable Fuels - 15.5%
Chesapeake Energy Corp., Senior Notes	7.000%	10/1/24	250,000	168,750
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	130,000	136,200
Concho Resources Inc., Senior Notes	4.375%	1/15/25	130,000	134,356
Continental Resources Inc., Senior Notes	4.500%	4/15/23	240,000	249,997
Ecopetrol SA, Senior Notes	5.875%	9/18/23	120,000	133,014
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	60,000	63,406
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	250,000	262,483
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/24/25	250,000	272,795	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	100,000	102,710
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	80,000	70,200
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	95,000	82,175
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	120,000	124,030
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	510,000	514,643
Range Resources Corp., Senior Notes	5.000%	8/15/22	130,000	120,250
Western Midstream Operating LP, Senior Notes	5.375%	6/1/21	2,000	2,065
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	581,000	590,101
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	50,000	48,723
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	370,000	358,847
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	35,000	32,900
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	17,574
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	517,444

TOTAL ENERGY				4,002,663

FINANCIALS - 24.1%
Banks - 17.8%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	209,030
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	350,000	391,475
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	200,000	217,369	(b)
BPCE SA, Senior Notes	3.000%	5/22/22	250,000	254,233	(a)
Citigroup Inc., Senior Notes	2.900%	12/8/21	200,000	203,383
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.125%	12/10/20	250,000	252,739
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	210,718	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	$500,000	$551,045	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	202,996	(a)(b)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	200,000	203,458
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	201,454	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	208,765	(a)
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	202,794	(b)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	3.628%	5/15/23	260,000	262,093	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	200,000	201,750	(b)(c)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.442%	10/19/21	150,000	151,354
UniCredit SpA, Senior Notes	6.572%	1/14/22	350,000	376,808	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	250,000	291,417	(a)(b)

Total Banks				4,592,881

Capital Markets - 0.9%
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	140,000	150,865
Owl Rock Capital Corp., Senior Notes	4.000%	3/30/25	70,000	70,049

Total Capital Markets				220,914

Consumer Finance - 0.5%
Synchrony Financial, Senior Notes	2.850%	7/25/22	130,000	131,501

Diversified Financial Services - 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	500,000	517,309
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	267,525
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	100,000	102,345	(a)(d)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	125,000	133,119	(a)

Total Diversified Financial Services				1,020,298

Insurance - 0.2%
Reliance Standard Life Global Funding II, Secured Notes	2.500%	10/30/24	60,000	60,125	(a)

Investment Companies - 0.8%
MDGH - GMTN BV, Senior Notes	2.500%	11/7/24	200,000	200,705	(a)(c)

TOTAL FINANCIALS				6,226,424

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 6.7%
Health Care Equipment & Supplies - 1.6%
Alcon Finance Corp., Senior Notes	2.750%	9/23/26	$200,000	$204,187	(a)
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	190,000	193,719

Total Health Care Equipment & Supplies				397,906

Health Care Providers & Services - 3.5%
CVS Health Corp., Senior Notes	3.350%	3/9/21	160,000	162,829
CVS Health Corp., Senior Notes	3.700%	3/9/23	560,000	583,859
CVS Health Corp., Senior Notes	2.625%	8/15/24	80,000	80,867
Magellan Health Inc., Senior Notes	4.900%	9/22/24	80,000	79,400

Total Health Care Providers & Services				906,955

Pharmaceuticals - 1.6%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	250,000	282,817	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	140,000	132,723

Total Pharmaceuticals				415,540

TOTAL HEALTH CARE				1,720,401

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.6%
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	50,000	51,040	(a)
Boeing Co., Senior Notes	3.750%	2/1/50	50,000	53,258
Boeing Co., Senior Notes	3.950%	8/1/59	260,000	283,962
L3Harris Technologies Inc., Senior Notes	3.832%	4/27/25	250,000	268,315

Total Aerospace & Defense				656,575

Airlines - 1.6%
America West Airlines Pass-Through Trust	7.100%	4/2/21	59,552	61,599
American Airlines Group Inc. Pass-Through Trust	4.375%	10/1/22	27,326	28,117
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	174,199	181,697
Continental Airlines Pass-Through Trust	6.250%	4/11/20	92,467	93,637
Continental Airlines Pass-Through Trust	9.798%	4/1/21	48,422	49,957
U.S. Airways Pass-Through Trust	6.750%	6/3/21	6,984	7,359

Total Airlines				422,366

Commercial Services & Supplies - 0.6%
Republic Services Inc., Senior Notes	2.500%	8/15/24	100,000	101,667
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	50,000	50,512	(c)

Total Commercial Services & Supplies				152,179

Industrial Conglomerates - 1.3%
General Electric Co., Senior Notes	2.700%	10/9/22	330,000	332,135

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Trading Companies & Distributors - 2.3%
Air Lease Corp., Senior Notes	3.000%	9/15/23	$250,000	$254,319
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	320,000	334,902	(a)

Total Trading Companies & Distributors				589,221

TOTAL INDUSTRIALS				2,152,476

INFORMATION TECHNOLOGY - 4.8%
IT Services - 0.3%
PayPal Holdings Inc., Senior Notes	2.400%	10/1/24	80,000	80,540

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	70,000	70,254
Micron Technology Inc., Senior Notes	4.640%	2/6/24	250,000	268,817

Total Semiconductors & Semiconductor Equipment				339,071

Software - 0.2%
Microsoft Corp., Senior Notes	1.850%	2/6/20	60,000	60,015

Technology Hardware, Storage & Peripherals - 3.0%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	740,000	764,226	(a)

TOTAL INFORMATION TECHNOLOGY				1,243,852

MATERIALS - 7.3%
Metals & Mining - 6.5%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	200,000	205,225	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	250,000	259,377	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	151,000	163,290
ArcelorMittal, Senior Notes	6.125%	6/1/25	460,000	523,417
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	200,000	200,250	(a)
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	240,000	251,028	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	60,000	63,450

Total Metals & Mining				1,666,037

Paper & Forest Products - 0.8%
Suzano Austria GmbH, Senior Notes	5.000%	1/15/30	200,000	205,900

TOTAL MATERIALS				1,871,937

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	260,000	257,725

UTILITIES - 1.0%
Electric Utilities - 0.7%
Southern California Edison Co.	2.900%	3/1/21	100,000	100,769
Southern Co., Senior Notes	2.350%	7/1/21	70,000	70,412

Total Electric Utilities				171,181

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy Inc., Senior Secured Notes	3.750%	6/15/24	$40,000	$41,494	(a)

Multi-Utilities - 0.2%
DTE Energy Co., Senior Notes	3.300%	6/15/22	50,000	51,382

TOTAL UTILITIES				264,057

TOTAL CORPORATE BONDS & NOTES (Cost - $21,533,335)				22,238,718

ASSET-BACKED SECURITIES - 7.0%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	3.702%	1/17/30	250,000	245,967	(a)(b)
Parallel Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.850%)	3.816%	10/20/31	250,000	248,202	(a)(b)
Regatta Funding Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.450%)	3.416%	7/20/28	250,000	246,465	(a)(b)
Shackleton CLO Ltd., 2013-3A BR (3 mo. USD LIBOR + 1.550%)	3.551%	7/15/30	250,000	245,718	(a)(b)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	3.734%	1/23/28	250,000	249,503	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	550,000	559,136	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,789,935)				1,794,991

SOVEREIGN BONDS - 3.1%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	140,000	58,800

Ghana - 0.8%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	200,000	207,574	(a)

Kenya - 0.8%
Kenya Government International Bond, Senior Notes	8.000%	5/22/32	200,000	213,038	(a)

Oman - 0.8%
Oman Government International Bond, Senior Notes	3.875%	3/8/22	200,000	200,151	(a)

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	5.875%	5/30/22	120,000	129,094

TOTAL SOVEREIGN BONDS (Cost - $850,477)				808,657

COLLATERALIZED MORTGAGE OBLIGATIONS(e) - 2.4%
BX Trust, 2017-APPL D (1 mo. USD LIBOR + 2.050%)	3.964%	7/15/34	340,000	340,422	(a)(b)
CSMC Trust, 2017-CHOP D (1 mo. USD LIBOR + 1.900%)	3.814%	7/15/32	270,000	270,253	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $609,265)				610,675

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,783,012)				25,453,041

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
BNY Mellon Cash Reserve Fund (Cost - $504,619)	0.450%	504,619	$504,619

TOTAL INVESTMENTS - 100.6% (Cost - $25,287,631)			25,957,660
Liabilities in Excess of Other Assets - (0.6)%			(157,962)

TOTAL NET ASSETS - 100.0%			$25,799,698

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviations used in this schedule:

CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
USD	— United States Dollar

At October 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	16	12/19	$3,454,822	$3,449,625	$(5,197)
U.S. Treasury 5-Year Notes	118	12/19	14,131,907	14,065,969	(65,938)

					(71,135)

Contracts to Sell:
U.S. Treasury 10-Year Notes	2	12/19	262,341	260,594	1,747
U.S. Treasury Long-Term Bonds	32	12/19	5,267,499	5,164,000	103,499

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	October 31, 2019

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell continued
U.S. Treasury Ultra Long-Term Bonds	1	12/19	$197,179	$189,750	$7,429
					112,675

Net unrealized appreciation on open futures contracts					$41,540

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

Western Asset Short Duration Income ETF 2019 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

Notes to Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by

Notes to Schedule of Investments (unaudited) (continued)

market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$22,238,718	—	$22,238,718
Asset-Backed Securities	—	1,794,991	—	1,794,991
Sovereign Bonds	—	808,657	—	808,657
Collateralized Mortgage Obligations	—	610,675	—	610,675

Total Long-Term Investments	—	25,453,041	—	25,453,041

Short-Term Investments†	—	504,619	—	504,619

Total Investments	—	$25,957,660	—	$25,957,660

Other Financial Instruments:
Futures Contracts	$112,675	—	—	$112,675

Total	$112,675	$25,957,660	—	$26,070,335

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$71,135	—	—	$71,135

†	See Schedule of Investments for additional detailed categorizations.